Document and Entity Information	Sep. 14, 2026
Cover [Abstract]
Entity Registrant Name	Parker-Hannifin Corp
Amendment Flag	false
Entity Central Index Key	0000076334
Document Type	8-K
Document Period End Date	Sep. 14, 2026
Entity Incorporation State Country Code	OH
Entity File Number	1-4982
Entity Tax Identification Number	34-0451060
Entity Address, Address Line One	6035 Parkland Boulevard
Entity Address, City or Town	Cleveland
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	44124-4141
City Area Code	(216)
Local Phone Number	896-3000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Shares, $.50 par value
Trading Symbol	PH
Security Exchange Name	NYSE
Entity Emerging Growth Company	false